SHAREHOLDERS' EQUITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,852,661	2,876,642
Weighted average exercise price	$ 5.38	$ 4.68
Number of options exercisable	1,078,570
Weighted average exercise price of exercisable options	$ 4.84
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,857,661
Weighted average remaining contractual life (in years)	3 years 10 months 10 days
Weighted average exercise price	$ 5.38
Number of options exercisable	1,083,570
Weighted average exercise price of exercisable options	$ 4.84
Range of Exercise Price 1.67-3.97 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	418,417
Weighted average remaining contractual life (in years)	2 years 9 months
Weighted average exercise price	$ 3.43
Number of options exercisable	278,042
Weighted average exercise price of exercisable options	$ 3.26
Range of Exercise Price 4.03-5.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	782,354
Weighted average remaining contractual life (in years)	3 years 6 months
Weighted average exercise price	$ 4.71
Number of options exercisable	545,723
Weighted average exercise price of exercisable options	$ 4.76
Range of Exercise Price 6.25-7.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	512,990
Weighted average remaining contractual life (in years)	4 years 6 months
Weighted average exercise price	$ 6.89
Number of options exercisable	256,695
Weighted average exercise price of exercisable options	$ 6.68
Range of Exercise Price 8.17-10.59 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	143,900
Weighted average remaining contractual life (in years)	6 years 8 months 12 days
Weighted average exercise price	$ 9.32
Number of options exercisable	3,110
Weighted average exercise price of exercisable options	$ 8.92